Taxation - Schedule of Components of Income Tax Expenses (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Components of Income Tax Expense (Benefit), Continuing Operations [Abstract]
Current income tax expenses	¥ 59,527	¥ 0	¥ 0